CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Cash flows from operating activities
Net (loss) income for the year	¥ 2,775	$ 386	¥ (33,488)	¥ (118,732)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	3,122	434	3,168	9,002
Provision for credit losses			1,438	6,881
Depreciation of property and equipment	3,735	519	2,802	8,458
Noncash lease expenses	3,965	551	2,960	39,476
Loss (gain) of disposal of property and equipment	(424)	(59)	315	954
Loss from property and equipment impairment	3,674	510	0	7,871
Amortization of intangible assets	618	86	789	1,719
Loss from intangible assets impairment	0		0	2,255
Loss from equity method investments, net of taxes				36,750
Loss from goodwill impairment	0		0	42,307
Loss from long-term investments impairment	500	69
Fair value changes of investments	(3,910)	(543)	1,927	1,106
Gain from disposal of liabilities and a subsidiary				(4,048)
Loss (gain) from deregistration of subsidiaries	(2,202)	(306)	458
Deferred income taxes	26	4	118	14,436
Changes in operating assets and liabilities and other, net:
Accounts receivable	(289)	(40)	1,150	(1,677)
Amounts due from related parties	2,893	402	(8,231)	(332)
Other receivables, deposits and other assets	(7,117)	(989)	3,873	(11,920)
Other non-current assets	(254)	(35)	3,047	(1,737)
Changes in operating lease liabilities	(3,167)	(440)	(2,059)	(59,801)
Amounts due to related parties	1,090	151	584	396
Accrued expenses and other current liabilities	142	20	(7,570)	(3,148)
Income tax payable	1,018	141	2,449	4,577
Deferred revenue	10,361	1,439	777	(66,114)
Net cash (used in) provided by operating activities	16,556	2,300	(25,493)	(91,321)
Cash flows from investing activities
Purchases of property and equipment	(56,616)	(7,866)	(8,659)	(9,876)
Purchases of intangible assets				(120)
Acquisition of businesses, net of cash acquired	71	10		(422)
Payments to long-term investments	(9,000)	(1,250)	(13,500)	(14,000)
Purchases of short-term investments	(18,929)	(2,630)	(29,349)	(89,544)
Purchases of short-term investments under fair value	(103,145)	(14,330)	(175,849)
Purchases of long-term investments under fair value	(93,280)	(12,960)	(145,910)
Proceeds from maturity of investments	351,827	48,880	276,565	128,136
Loans to related parties	(4,763)	(662)	(122)	(588)
Collection of loans to related party	5,316	739
VIE consolidation				100
Disposal of liabilities				(7,500)
Disposal of a subsidiary				(1,889)
Net cash provided by (used in) investing activities	71,481	9,931	(96,702)	4,297
Cash flows from financing activities
Contribution from non-controlling shareholders of subsidiaries				3,630
Proceeds from related parties loans	1,587	221
Repayment to related parties loans	(160)	(22)	(600)	(508)
Repurchase of ordinary shares	(159)	(22)	(238)	(27,795)
Dividends paid to non-controlling shareholders				(882)
Proceeds from long-term borrowings	40,000	5,557
Net cash (used in) provided by financing activities	41,268	5,734	(838)	(25,555)
Effect of foreign exchange rate changes	(4,117)	(572)	27,389	(3,932)
Net (decrease) increase in cash and cash equivalents, and restricted cash	125,188	17,393	(95,644)	(116,511)
Cash and cash equivalents, and restricted cash at beginning of the year	177,058	24,599	272,702	389,213
Cash and, cash equivalents and restricted cash at end of the year	302,246	41,992	177,058	272,702
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	180,198	25,035	175,696	262,429
Restricted cash	122,048	16,957	1,362	10,273
Cash and, cash equivalents and restricted cash at end of the year	302,246	41,992	177,058	272,702
Supplemental disclosure of cash flow information:
Income taxes paid	57	8	156	3,315
Cash paid for amounts included in measurement of lease liabilities	3,034	422	4,516	39,013
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,846	256	2,491	30,259
Supplemental schedule of non-cash investing and financing activities:	¥ 3,662	$ 509	¥ 120	¥ 326